Baird Chautauqua Global Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.6%		Shares	Value
Canada - 9.6%
Ground Transportation - 1.8%
Canadian Pacific Kansas City Ltd.		106,350	$7,922,011
			$–
Independent Power and Renewable Electricity Producers - 2.3%
Brookfield Renewable Corp.		287,381	9,891,654
			$–
Insurance - 2.3%
Fairfax Financial Holdings Ltd.		5,811	10,166,432
			$–
Software - 3.2%
Constellation Software, Inc.		5,184	14,072,752
Total Canada			42,052,849

China - 13.0%
Biotechnology - 3.2%
BeOne Medicines Ltd. - ADR (a)		40,738	13,879,437
			$–
Broadline Retail - 6.0%
Alibaba Group Holding Ltd. - ADR		61,366	10,967,945
Prosus NV		216,259	15,292,811
			26,260,756
Life Sciences Tools & Services - 1.9%
Wuxi Biologics Cayman, Inc. (a)(b)		1,611,922	8,511,776
			$–
Real Estate Management & Development - 1.9%
KE Holdings, Inc. - ADR		427,701	8,126,319
Total China			56,778,288

Denmark - 6.5%
Biotechnology - 2.6%
Genmab AS (a)		36,877	11,378,334
			$–
Health Care Equipment & Supplies - 1.4%
Coloplast AS - Class B		69,792	6,015,380
			$–
Pharmaceuticals - 2.5%
Novo Nordisk AS - ADR		202,316	11,226,515
Total Denmark			28,620,229

France - 3.3%
Aerospace & Defense - 3.3%
Safran SA		40,828	14,488,636

India - 4.2%
Banks - 2.4%
HDFC Bank Ltd. - ADR		308,260	10,530,162
			$–
IT Services - 1.8%
Tata Consultancy Services Ltd.		238,988	7,778,898
Total India			18,309,060

Indonesia - 1.7%
Banks - 1.7%
Bank Rakyat Indonesia Persero Tbk PT		30,908,873	7,244,499

Italy - 2.6%
Passenger Airlines - 2.6%
Ryanair Holdings PLC - ADR		187,184	11,272,220

Japan - 8.1%
Automobiles - 2.7%
Suzuki Motor Corp.		791,815	11,527,943
			$–
Electronic Equipment, Instruments & Components - 1.7%
Keyence Corp.		20,337	7,576,771
			$–
Machinery - 1.9%
FANUC Corp.		283,152	8,136,926
			$–
Professional Services - 1.8%
Recruit Holdings Co. Ltd.		149,196	8,021,355
Total Japan			35,262,995

Netherlands - 5.7%
Financial Services - 2.8%
Adyen NV (a)(b)		7,438	11,968,363
			$–
Semiconductors & Semiconductor Equipment - 2.9%
ASML Holding NV		13,248	12,825,256
Total Netherlands			24,793,619

Singapore - 5.9%
Banks - 2.8%
DBS Group Holdings Ltd.		303,880	12,051,215
			$–
Broadline Retail - 3.1%
Sea Ltd. - ADR (a)		76,021	13,587,233
Total Singapore			25,638,448

Switzerland - 1.1%
Software - 1.1%
Temenos AG		58,171	4,724,606

Taiwan, Province Of China - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		41,376	11,555,903

United States - 34.3%(c)
Biotechnology - 4.3%
Incyte Corp. (a)		134,533	11,409,744
Regeneron Pharmaceuticals, Inc.		13,254	7,452,326
			18,862,070
Broadline Retail - 3.2%
Amazon.com, Inc. (a)		63,208	13,878,581
			$–
Capital Markets - 3.2%
Charles Schwab Corp.		144,399	13,785,772
			$–
Commercial Services & Supplies - 3.3%
Waste Connections, Inc.		82,235	14,456,913
			$–
Financial Services - 3.8%
Mastercard, Inc. - Class A		29,235	16,629,160
			$–
Interactive Media & Services - 3.9%
Alphabet, Inc. - Class A		70,161	17,056,139
			$–
Semiconductors & Semiconductor Equipment - 6.9%
Micron Technology, Inc.		91,048	15,234,151
NVIDIA Corp.		47,011	8,771,312
Universal Display Corp.		43,306	6,220,041
			30,225,504
Software - 1.4%
Atlassian Corp. - Class A (a)		39,278	6,272,697
			$–
Specialty Retail - 3.2%
TJX Cos., Inc.		95,916	13,863,699
			$–
Textiles, Apparel & Luxury Goods - 1.1%
Lululemon Athletica, Inc. (a)		28,276	5,031,149
Total United States			150,061,684
TOTAL COMMON STOCKS (Cost $287,993,192)			430,803,036

WARRANTS - 0.0%(d)		Contracts	Value
Canada - 0.0%(d)
Software — 0.0%(d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00 (a)(e)		5,137	0
TOTAL WARRANTS (Cost $0)			0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%		Shares	Value
First American Government Obligations Fund - Class U, 4.07%(f)		4,997,435	4,997,435
TOTAL MONEY MARKET FUNDS (Cost $4,997,435)			4,997,435

TOTAL INVESTMENTS - 99.7% (Cost $292,990,627)			435,800,471
Other Assets in Excess of Liabilities - 0.3%			1,146,110
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$436,946,581
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $20,480,139 or 4.7% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(f)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Baird Chautauqua Global Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$296,085,523	$134,717,513	$–		$430,803,036
Warrants	–	–	–	(a)	–	(a)
Money Market Funds	4,997,435	–	–		4,997,435
Total Investments	$301,082,958	$134,717,513	$–	(a)	$435,800,471

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)	Amount is less than $0.50.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s core financial statements.